ROBIN WAGNER
                                                  Vice President and Counsel
                                                  (212) 314-3962
EQUITABLE LOGO                                    Fax: (212) 707-7927

                                                  LAW DEPARTMENT

                                                  March 1, 2000

     Re:  The Equitable Life Assurance Society of the
          United States and its Separate Account No. 45
          Registration No. 33-83750

                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment filed with the Securities and Exchange Commission; and

     (2) The text of the most recent registration statement or amendment has been filed with the Securities and Exchange Commission electronically.

                                        Very truly yours,



                                        /s/ Robin Wagner
                                        ----------------
                                        Robin Wagner

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104